Related-Party Transactions (Key Personnel Compensations) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	¥ 11,866	¥ 9,859	¥ 9,120
Post-employment benefits	551	441	225
Total	¥ 12,417	¥ 10,300	¥ 9,345